Other operating income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating income [Abstract]
Grants	$ 59,421	$ 59,707	$ 59,085
Income from various services and insurance proceeds	34,181	21,137	6,453
Income from the purchase of the long-term operation and maintenance payable to Abengoa (see Note 10)	38,955	0	0
Total	132,557	80,844	65,538
Other operating expenses [Abstract]
Leases and fees	(1,716)	(6,641)	(5,309)
Operation and maintenance	(145,857)	(129,873)	(133,292)
Independent professional services	(43,229)	(36,178)	(30,515)
Supplies	(25,947)	(20,350)	(17,177)
Insurance	(24,227)	(24,289)	(23,390)
Levies and duties	(37,439)	(52,409)	(44,440)
Other expenses	(21,579)	(14,721)	(6,195)
Total	$ (299,994)	$ (284,461)	$ (260,318)